WARRANTS (Details) - $ / shares		8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 18, 2021	Aug. 18, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Exercise price of warrants			$ 11.50	$ 11.50
Warrants exercisable term from the completion of business combination			30 days	30 days
Written notice to registered holders			10 days	10 days
Period of time registration statement become effective (in days)			180 days	180 days
Redemption of warrant			$ 0.01	$ 0.01
Warrant redemption condition minimum share price			$ 16.00	$ 16.00
Threshold trading days for redemption of public warrants			10 days	10 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days	30 days	30 days
Private Warrants
Warrants outstanding			4,627,858	4,627,858	0
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.50
Sale of Private Placement Warrants (in shares)			4,627,858	4,627,858
Public Warrants
Warrants outstanding			9,847,500	9,487,500	0
Number of Shares Issued per Warrant				1
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.50